Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 163,600	$ 297,423	$ 91,313
Trade receivables, net	71,800	59,040	70,877
Due from related parties		103	622
Prepaid expenses	26,200	25,616	19,925
Deferred income taxes, net	160,300	160,395	90,628
Other current assets	6,200	2,402	2,281
Current assets of discontinued operations			27,850
Total current assets	428,100	544,979	303,496
Property and equipment, net	2,930,600	2,821,393	2,437,707
Intangible Assets, Net	719,400	709,655	640,350
Goodwill	868,700	845,257	688,836
Debt issuance costs, net	74,700	89,380	99,098
Deferred income taxes, net			8,106
Other assets	42,400	39,734	29,354
Assets of discontinued operations			44,293
Total assets	5,063,900	5,050,398	4,251,240	[1]
Current liabilities
Current portion of long-term debt	20,500	20,450	16,200
Accounts payable	31,500	27,015	33,530
Accrued liabilities	162,400	162,551	117,101
Accrued interest		57,062	55,048
Capital lease obligations, current	3,200	2,415	6,600
Deferred revenue, current	74,200	75,393	37,937
Current liabilities of discontinued operations			15,344
Total current liabilities	291,800	344,886	281,760
Long-term debt, non-current	2,961,900	3,219,673	2,814,505
Capital lease obligation, non-current	26,400	22,856	6,567
Deferred revenue, non-current	548,900	496,911	344,466
Stock-based compensation liability	2,000	392,427	159,320
Deferred income taxes, net	136,100	134,920	5,992
Other long-term liabilities	21,800	22,340	19,549
Liabilities of discontinued operations			12,828
Total liabilities	3,988,900	4,634,013	3,644,987
Commitments and contingencies
Stockholder's equity:
Preferred stock
Common stock	200	223	223
Additional paid-in capital	1,519,700	755,411	763,132
Accumulated other comprehensive (loss)/income	(6,600)	14,442	(4,755)
Accumulated deficit	(438,300)	(331,641)	(152,347)
Note receivable from CII		(22,050)
Total stockholder's equity	1,075,000	416,385	606,253
Total liabilities and stockholder's equity	$ 5,063,900	$ 5,050,398	$ 4,251,240

[1]	Assets of discontinued operations of $72,143 are included in the Corp/elimination column for the year ended June 30, 2013